CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Oct. 27, 2022
ASSETS
Cash and cash equivalents		$ 2,085	$ 7,102
Due from related parties			8,848
Amounts due from related parties		0	9,546
TOTAL ASSETS		67,633	55,682
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities		8,903	9,379
Convertible note		2,392	4,305
TOTAL LIABILITIES		18,616	20,179
Shareholders' equity
Ordinary Shares (par value of $0.00075 per shares; 66,666,667 shares authorized, 49,806,556 and 15,891,257 shares issued as of December 31, 2023 and 2022, respectively. 49,806,556 and 15,216,681 shares outstanding as of December 31, 2023 and 2022, respectively)*	[1]	37	11
Additional paid-in capital		399,117	312,831
Statutory reserve		8	8
Accumulated deficit		(336,571)	(283,008)
Accumulated other comprehensive loss		890	1,470	$ 2,060
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY		45,583	31,315
TOTAL LIABILITIES AND EQUITY		67,633	55,682
Series F convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		1	2
Series D convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Related Party
ASSETS
Due from related parties		1,455
LIABILITIES AND SHAREHOLDERS' EQUITY
Amounts due to related parties		2,187	1,627
Other liability		2,187	1,627
Legal entities | Parent
ASSETS
Cash and cash equivalents		170	171
Due from related parties		20,665	9,830
Amounts due from related parties		44,574	3,726
Investment in subsidiaries			27,964
TOTAL ASSETS		65,409	41,691
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities		4,965	4,257
Convertible note		2,392	4,305
Deficits in investment in subsidiaries		12,438
TOTAL LIABILITIES		19,826	10,376
Shareholders' equity
Ordinary Shares (par value of $0.00075 per shares; 66,666,667 shares authorized, 49,806,556 and 15,891,257 shares issued as of December 31, 2023 and 2022, respectively. 49,806,556 and 15,216,681 shares outstanding as of December 31, 2023 and 2022, respectively)*		37	11
Additional paid-in capital		399,117	312,831
Subscription receivable		(17,900)
Statutory reserve		8	8
Accumulated deficit		(336,571)	(283,000)
Accumulated other comprehensive loss		890	1,470
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY		45,583	31,315
TOTAL LIABILITIES AND EQUITY		65,409	41,691
Legal entities | Parent | Series F convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		1	2
Legal entities | Parent | Series D convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Legal entities | Parent | Related Party
LIABILITIES AND SHAREHOLDERS' EQUITY
Amounts due to related parties		31	200
Other liability		$ 31	200
Legal entities | Parent | Nonrelated Party
LIABILITIES AND SHAREHOLDERS' EQUITY
Amounts due to related parties			1,614
Other liability			$ 1,614

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-fifteenth ordinary shares effective on September 14, 2023.